Supplement to the
Fidelity® Variable Insurance Products
Industrials Portfolio
Investor Class
April 30, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
VCY-INV-SUSTK-0625-104 1.9886523.104	June 23, 2025
Supplement to the
Fidelity® Variable Insurance Products
Industrials Portfolio
Initial Class
April 30, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
VCYI-SUSTK-0625-104 1.9886542.104	June 23, 2025
Supplement to the
Fidelity® Variable Insurance Products
Industrials Portfolio
Service Class 2
April 24, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
VCY-SC2-SUSTK-0625-100 1.9921036.100	June 23, 2025